FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCE COSTS
Interest on bank borrowings	$ (6,006)	$ (3,865)	$ (2,611)
Interest on other borrowings	(11,324)	(8,335)	(3,757)
Total	$ (17,330)	$ (12,200)	$ (6,368)